Share capital (Details Narrative) - $ / shares	2 Months Ended	4 Months Ended
	May 31, 2024	Aug. 31, 2024	Mar. 31, 2024	Feb. 23, 2024	Jan. 29, 2024	Jan. 28, 2024	Mar. 31, 2023	Sep. 23, 2022	Apr. 20, 2022	Apr. 19, 2022	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares		$ 1
Issued and fully paid, ordinary shares		1
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
share issued for paidup capital			58,041,998	58,041,998	46,838,742	46,698,702	46,698,702	46,698,702	45,123,962	45,101,192	45,101,192
Increase in number of shares issued and allotment					140,040				22,770
Issued price per share					$ 17.44				$ 9.86
Subdivided existing ordinary shares				46,838,742				45,123,962
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares	$ 0.00001
Issued and fully paid, ordinary shares	1